Commitments, Contingencies and Off-Balance Sheet Arrangements - Off-Balance Sheet Commitments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Letters of Credit [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2014	$ 0
Amount of Commitment Expiration by Period - 2015	0
Amount of Commitment Expiration by Period - 2016	0
Amount of Commitment Expiration by Period - 2017	0
Amount of Commitment Expiration by Period - Thereafter	15.9	15.9
Total Amounts Committed	15.9	15.9
Financial Guarantees [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2014	0
Amount of Commitment Expiration by Period - 2015	0
Amount of Commitment Expiration by Period - 2016	0
Amount of Commitment Expiration by Period - 2017	0
Amount of Commitment Expiration by Period - Thereafter	9.3	9.3
Total Amounts Committed	9.3	9.3
Funding Commitments [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013	13.4	4.3
Amount of Commitment Expiration by Period - 2014	0
Amount of Commitment Expiration by Period - 2015	0
Amount of Commitment Expiration by Period - 2016	0
Amount of Commitment Expiration by Period - 2017	0
Amount of Commitment Expiration by Period - Thereafter	2.9	2.9
Total Amounts Committed	16.3	7.2
Total Commitments [Member]
Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Amount of Commitment Expiration by Period - 2013	13.4	4.3
Amount of Commitment Expiration by Period - 2014	0
Amount of Commitment Expiration by Period - 2015	0
Amount of Commitment Expiration by Period - 2016	0
Amount of Commitment Expiration by Period - 2017	0
Amount of Commitment Expiration by Period - Thereafter	28.1	28.1
Total Amounts Committed	$ 41.5	$ 32.4